Share-Based Compensation (Schedule of Assumptions Used for Estimating the Fair Value of Options) (Details) - Options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.08%	3.41%
Option contractual life	10 years	10 years
Expected volatility	19.47%	18.92%
Expected dividend yield	3.94%	3.78%
Exercise price/share price	$ 75.76	$ 81.78